First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Auto Components – 1.1%
187,566	Standard Motor Products, Inc.	$8,438,594
	Banks – 11.9%
216,643	Bank OZK	8,130,612
218,527	Citizens Financial Group, Inc.	7,799,229
104,317	Comerica, Inc.	7,654,781
169,474	Eagle Bancorp, Inc.	8,034,762
123,989	East West Bancorp, Inc.	8,034,487
592,842	First BanCorp	7,653,590
296,081	Hilltop Holdings, Inc.	7,893,520
47,950	M&T Bank Corp.	7,642,751
273,892	Pacific Premier Bancorp, Inc.	8,008,602
100,790	Popular, Inc.	7,753,775
218,836	Synovus Financial Corp.	7,889,038
148,946	Zions Bancorp N.A.	7,581,351
		94,076,498
	Building Products – 4.0%
146,564	A.O. Smith Corp.	8,014,119
81,362	Allegion PLC	7,965,340
102,460	Owens Corning	7,613,803
119,516	UFP Industries, Inc.	8,143,820
		31,737,082
	Capital Markets – 4.0%
82,915	Evercore, Inc., Class A	7,761,673
333,933	Franklin Resources, Inc.	7,783,978
294,291	Jefferies Financial Group, Inc.	8,128,318
88,961	Raymond James Financial, Inc.	7,954,003
		31,627,972
	Chemicals – 2.9%
190,365	Avient Corp.	7,629,829
275,053	Huntsman Corp.	7,797,752
78,334	Westlake Corp.	7,678,299
		23,105,880
	Commercial Services & Supplies – 1.1%
64,644	Tetra Tech, Inc.	8,827,138
	Construction & Engineering – 2.1%
125,468	AECOM	8,183,023
80,864	EMCOR Group, Inc.	8,325,757
		16,508,780
	Consumer Finance – 1.0%
498,973	SLM Corp.	7,953,630
	Containers & Packaging – 1.0%
55,728	Packaging Corp. of America	7,662,600
	Diversified Consumer Services – 1.0%
14,479	Graham Holdings Co., Class B	8,207,276
Shares	Description	Value

	Diversified Financial Services – 1.0%
134,298	Voya Financial, Inc.	$7,994,760
	Electronic Equipment, Instruments & Components – 1.0%
31,820	Littelfuse, Inc.	8,083,553
	Food Products – 1.0%
2,099	Seaboard Corp.	8,149,535
	Hotels, Restaurants & Leisure – 1.0%
107,810	Texas Roadhouse, Inc.	7,891,692
	Household Durables – 8.4%
192,864	Century Communities, Inc.	8,673,094
384,585	Ethan Allen Interiors, Inc.	7,772,463
98,446	Installed Building Products, Inc.	8,186,769
335,663	La-Z-Boy, Inc.	7,958,570
275,444	MDC Holdings, Inc.	8,899,596
214,731	PulteGroup, Inc.	8,509,789
187,430	Toll Brothers, Inc.	8,359,378
51,463	Whirlpool Corp.	7,970,075
		66,329,734
	Insurance – 8.3%
59,336	American Financial Group, Inc.	8,236,430
184,017	CNA Financial Corp.	8,262,364
28,922	Everest Re Group Ltd.	8,106,258
221,768	Fidelity National Financial, Inc.	8,196,545
155,523	First American Financial Corp.	8,230,277
369,962	Old Republic International Corp.	8,272,351
121,891	Principal Financial Group, Inc.	8,141,100
239,065	Unum Group	8,132,991
		65,578,316
	IT Services – 2.0%
187,026	Genpact Ltd.	7,922,422
494,224	Western Union (The) Co.	8,139,869
		16,062,291
	Leisure Products – 5.0%
198,116	Acushnet Holdings Corp.	8,257,475
125,730	Johnson Outdoors, Inc., Class A	7,689,647
79,805	Polaris, Inc.	7,923,040
580,461	Smith & Wesson Brands, Inc.	7,621,453
124,724	Sturm Ruger & Co., Inc.	7,938,683
		39,430,298
	Machinery – 9.0%
72,201	AGCO Corp.	7,126,239
92,404	Crane Holdings Co.	8,090,894
136,369	Graco, Inc.	8,101,682
44,978	IDEX Corp.	8,169,354
153,047	Mueller Industries, Inc.	8,155,875
39,845	Nordson Corp.	8,066,222

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
39,769	Snap-on, Inc.	$7,835,686
274,471	Terex Corp.	7,512,271
103,442	Toro (The) Co.	7,839,869
		70,898,092
	Marine – 1.9%
380,824	Genco Shipping & Trading Ltd.	7,357,520
107,217	Matson, Inc.	7,813,975
		15,171,495
	Media – 2.0%
287,764	Interpublic Group of (The) Cos., Inc.	7,922,143
123,360	Omnicom Group, Inc.	7,846,930
		15,769,073
	Metals & Mining – 2.9%
213,494	Commercial Metals Co.	7,066,651
108,323	Steel Dynamics, Inc.	7,165,567
192,624	Worthington Industries, Inc.	8,494,718
		22,726,936
	Oil, Gas & Consumable Fuels – 3.7%
200,258	California Resources Corp.	7,709,933
327,471	Magnolia Oil & Gas Corp., Class A	6,873,616
57,338	Oasis Petroleum, Inc.	6,975,168
5,346	Texas Pacific Land Corp.	7,954,955
		29,513,672
	Paper & Forest Products – 1.0%
143,695	Louisiana-Pacific Corp.	7,531,055
	Personal Products – 1.0%
43,936	Medifast, Inc.	7,930,887
	Professional Services – 1.0%
101,301	Robert Half International, Inc.	7,586,432
	Real Estate Management & Development – 1.0%
217,430	Marcus & Millichap, Inc.	8,042,736
	Road & Rail – 2.1%
56,218	Landstar System, Inc.	8,175,222
359,372	Schneider National, Inc., Class B	8,042,745
		16,217,967
	Semiconductors & Semiconductor Equipment – 2.9%
467,508	Amkor Technology, Inc.	7,924,260
84,607	Entegris, Inc.	7,794,843
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
72,505	Universal Display Corp.	$7,333,156
		23,052,259
	Software – 1.0%
356,573	NortonLifeLock, Inc.	7,830,343
	Specialty Retail – 4.7%
657,431	American Eagle Outfitters, Inc.	7,350,079
266,121	Buckle (The), Inc.	7,368,890
105,432	Dick’s Sporting Goods, Inc.	7,946,410
308,523	Haverty Furniture Cos., Inc.	7,151,563
65,488	Williams-Sonoma, Inc.	7,265,894
		37,082,836
	Technology Hardware, Storage & Peripherals – 1.0%
122,083	NetApp, Inc.	7,964,695
	Textiles, Apparel & Luxury Goods – 2.9%
109,052	Columbia Sportswear Co.	7,805,942
470,334	Levi Strauss & Co., Class A	7,675,851
237,681	Steven Madden Ltd.	7,655,705
		23,137,498
	Thrifts & Mortgage Finance – 3.1%
210,777	Essent Group Ltd.	8,199,225
662,469	MGIC Investment Corp.	8,347,109
422,813	Radian Group, Inc.	8,308,276
		24,854,610
	Trading Companies & Distributors – 0.9%
119,919	Boise Cascade Co.	7,133,981
	Total Investments – 99.9%	790,110,196
	(Cost $946,396,450)
	Net Other Assets and Liabilities – 0.1%	715,638
	Net Assets – 100.0%	$790,825,834

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 790,110,196	$ 790,110,196	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 97.1%
	Banks – 6.4%
15,530	KeyCorp	$267,582
7,343	Popular, Inc.	564,897
13,934	Regions Financial Corp.	261,262
7,307	Wells Fargo & Co.	286,215
		1,379,956
	Building Products – 5.4%
7,618	Owens Corning	566,093
8,727	UFP Industries, Inc.	594,658
		1,160,751
	Capital Markets – 2.0%
7,711	Stifel Financial Corp.	431,970
	Chemicals – 8.1%
15,199	Huntsman Corp.	430,892
6,830	LyondellBasell Industries N.V., Class A	597,352
3,633	Mosaic (The) Co.	171,586
5,450	Westlake Corp.	534,209
		1,734,039
	Electronic Equipment, Instruments & Components – 1.8%
7,358	Jabil, Inc.	376,803
	Food Products – 2.5%
5,974	Bunge Ltd.	541,782
	Health Care Providers & Services – 8.3%
4,273	Centene Corp. (a)	361,539
1,131	HCA Healthcare, Inc.	190,076
1,220	Laboratory Corp of America Holdings	285,919
2,139	McKesson Corp.	697,763
4,822	Tenet Healthcare Corp. (a)	253,444
		1,788,741
	Household Durables – 1.3%
14,195	Newell Brands, Inc.	270,273
	Insurance – 16.3%
10,639	American International Group, Inc.	543,972
2,607	Globe Life, Inc.	254,104
10,860	Lincoln National Corp.	507,922
8,249	Principal Financial Group, Inc.	550,951
5,973	Prudential Financial, Inc.	571,497
1,728	Travelers (The) Cos., Inc.	292,257
22,966	Unum Group	781,303
		3,502,006
	IT Services – 3.1%
21,802	DXC Technology Co. (a)	660,819
Shares	Description	Value

	Media – 1.6%
2,160	Nexstar Media Group, Inc., Class A	$351,821
	Metals & Mining – 10.3%
20,161	Cleveland-Cliffs, Inc. (a)	309,875
3,817	Nucor Corp.	398,533
3,723	Reliance Steel & Aluminum Co.	632,389
8,038	Steel Dynamics, Inc.	531,714
19,727	United States Steel Corp.	353,310
		2,225,821
	Oil, Gas & Consumable Fuels – 20.3%
9,281	Antero Resources Corp. (a)	284,463
15,308	APA Corp.	534,249
5,637	Chesapeake Energy Corp.	457,161
10,197	Coterra Energy, Inc.	262,980
1,932	Diamondback Energy, Inc.	234,062
4,126	Exxon Mobil Corp.	353,351
12,183	HF Sinclair Corp.	550,184
2,968	Marathon Petroleum Corp.	243,999
7,972	Ovintiv, Inc.	352,283
3,957	PDC Energy, Inc.	243,791
6,132	Phillips 66	502,763
56,478	Southwestern Energy Co. (a)	352,987
		4,372,273
	Paper & Forest Products – 1.8%
7,414	Louisiana-Pacific Corp.	388,568
	Real Estate Management & Development – 1.3%
1,629	Jones Lang LaSalle, Inc. (a)	284,847
	Specialty Retail – 6.6%
2,336	Lithia Motors, Inc.	641,956
7,500	Penske Automotive Group, Inc.	785,175
		1,427,131
	Total Common Stocks	20,897,601
	(Cost $24,212,414)
REAL ESTATE INVESTMENT TRUSTS – 2.8%
	Mortgage Real Estate Investment Trusts – 2.8%
63,750	New Residential Investment Corp.	594,150
	(Cost $680,212)
	Total Investments – 99.9%	21,491,751
	(Cost $24,892,626)
	Net Other Assets and Liabilities – 0.1%	27,298
	Net Assets – 100.0%	$21,519,049

(a)	Non-income producing security.

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 20,897,601	$ 20,897,601	$ —	$ —
Real Estate Investment Trusts*	594,150	594,150	—	—
Total Investments	$ 21,491,751	$ 21,491,751	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 68.4%
	Aerospace & Defense – 4.4%
11,821	General Dynamics Corp.	$2,615,396
13,241	Raytheon Technologies Corp.	1,272,593
		3,887,989
	Biotechnology – 3.0%
17,779	AbbVie, Inc.	2,723,032
	Capital Markets – 2.1%
12,233	Nasdaq, Inc.	1,866,022
	Commercial Services & Supplies – 6.4%
21,180	Republic Services, Inc.	2,771,827
19,031	Waste Management, Inc.	2,911,362
		5,683,189
	Communications Equipment – 2.3%
47,340	Cisco Systems, Inc.	2,018,578
	Electric Utilities – 3.1%
62,023	Exelon Corp.	2,810,882
	Electrical Equipment – 2.6%
20,982	AMETEK, Inc.	2,305,712
	Electronic Equipment, Instruments & Components – 1.4%
19,800	Amphenol Corp., Class A	1,274,724
	Food & Staples Retailing – 2.5%
4,594	Costco Wholesale Corp.	2,201,812
	Health Care Providers & Services – 5.9%
5,094	Laboratory Corp of America Holdings	1,193,830
5,280	McKesson Corp.	1,722,389
4,645	UnitedHealth Group, Inc.	2,385,811
		5,302,030
	Hotels, Restaurants & Leisure – 2.8%
22,224	Yum! Brands, Inc.	2,522,646
	Household Products – 3.3%
20,336	Procter & Gamble (The) Co.	2,924,113
	Insurance – 12.9%
14,295	Arthur J. Gallagher & Co.	2,330,657
14,802	Assurant, Inc.	2,558,525
4,795	Chubb Ltd.	942,601
16,771	Marsh & McLennan Cos., Inc.	2,603,698
8,647	Travelers (The) Cos., Inc.	1,462,467
22,880	W.R. Berkley Corp.	1,561,789
		11,459,737
Shares	Description	Value

	IT Services – 4.2%
8,076	Automatic Data Processing, Inc.	$1,696,283
5,113	Jack Henry & Associates, Inc.	920,442
10,258	Paychex, Inc.	1,168,079
		3,784,804
	Machinery – 1.0%
7,086	Dover Corp.	859,673
	Oil, Gas & Consumable Fuels – 1.5%
42,044	Williams (The) Cos., Inc.	1,312,193
	Road & Rail – 2.5%
10,386	Union Pacific Corp.	2,215,126
	Specialty Retail – 1.8%
2,593	O’Reilly Automotive, Inc. (a)	1,638,154
	Trading Companies & Distributors – 4.7%
45,031	Fastenal Co.	2,247,948
3,521	Watsco, Inc.	840,885
2,384	WW Grainger, Inc.	1,083,361
		4,172,194
	Total Common Stocks	60,962,610
	(Cost $64,534,067)
REAL ESTATE INVESTMENT TRUSTS – 31.3%
	Equity Real Estate Investment Trusts – 28.4%
31,046	American Campus Communities, Inc.	2,001,536
22,078	Apartment Income REIT Corp.	918,445
15,447	Camden Property Trust	2,077,313
24,296	CubeSmart	1,037,925
46,589	Duke Realty Corp.	2,560,065
10,052	EastGroup Properties, Inc.	1,551,325
4,857	Extra Space Storage, Inc.	826,273
46,644	First Industrial Realty Trust, Inc.	2,214,657
16,279	Life Storage, Inc.	1,817,713
12,410	Mid-America Apartment Communities, Inc.	2,167,655
15,727	Prologis, Inc.	1,850,281
21,740	Rexford Industrial Realty, Inc.	1,252,007
24,974	Spirit Realty Capital, Inc.	943,518
51,979	STAG Industrial, Inc.	1,605,111
6,718	Sun Communities, Inc.	1,070,580
26,109	Terreno Realty Corp.	1,455,055
		25,349,459
	Mortgage Real Estate Investment Trusts – 2.9%
58,556	Blackstone Mortgage Trust, Inc., Class A	1,620,245

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Mortgage Real Estate Investment Trusts (Continued)
46,234	Starwood Property Trust, Inc.	$965,828
		2,586,073
	Total Real Estate Investment Trusts	27,935,532
	(Cost $32,592,374)
	Total Investments – 99.7%	88,898,142
	(Cost $97,126,441)
	Net Other Assets and Liabilities – 0.3%	245,964
	Net Assets – 100.0%	$89,144,106

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 60,962,610	$ 60,962,610	$ —	$ —
Real Estate Investment Trusts*	27,935,532	27,935,532	—	—
Total Investments	$ 88,898,142	$ 88,898,142	$—	$—

*	See Portfolio of Investments for industry breakout.

Additional Information
First Trust Exchange-Traded Fund VI
June 30, 2022 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, Nasdaq US Small Mid Cap Rising Dividend Achievers™ Index, Dorsey Wright Momentum Plus Low VolatilityTM Index, and Dorsey Wright Momentum Plus ValueTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCTS.